Partners' Capital - Partnership Units (Table) (Details)	Dec. 31, 2013	Dec. 31, 2012
Partners' Capital (Abstract)
Common units	88,440,710	69,372,077
General partner units	1,765,457	1,415,757
Preferred units	18,922,221	15,555,554
Total partnership units	109,128,388	86,343,388